Redeemable convertible preferred shares (Tables)	12 Months Ended
Dec. 31, 2021
Redeemable convertible preferred shares
Summary of preferred shares activities

	Round A Preferred		Round B Preferred		Class A-1 Preferred		Class A-2 Preferred		Series A Preferred
	Shares		Shares		Shares		Shares		Shares
	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount
	shares	(US$)	shares	(US$)	shares	(US$)	shares	(US$)	shares	(US$)
Balances as of January 1, 2019	—	—	—	—	9,519,000	19,495,152	10,817,100	26,083,210	7,938,915	22,875,144
*Reorganization - Subscription receivables	—	—	—	—	—	—	—	89,222	—	—
Accretion on convertible redeemable preferred shares to redemption value - After Reorganization	—	—	—	—	—	—	—	—	—	1,022,461
Conversion of preferred shares to Class A ordinary shares	—	—	—	—	(9,519,000)	(19,495,152)	(10,817,100)	(26,172,432)	(7,938,915)	(23,897,605)
Balances as of December 31, 2019	—	—	—	—	—	—	—	—	—	—

*These were transactions occurred during the Reorganization process of the Group, details please refer to Note 1(b), Note 19 and Note 20.